Vessels, Net (Predecessor)	12 Months Ended
Dec. 31, 2023
Vessels, Net [Abstract]
Vessels, Net
5.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2022
Cost:
Beginning balance:	38,769	-
- Vessel contributed by Seanergy	-	18,500
- Additions	95,051	80,648
- Disposals	(21,445)	(60,379)
Ending balance:	112,375	38,769

Accumulated depreciation:
Beginning balance:	(1,257)	-
- Depreciation for the period	(7,101)	(1,903)
- Disposals	802	646
Ending balance:	(7,556)	(1,257)

Net book value	104,819	37,512

Acquisitions
On June 9, 2023, the Company entered into an agreement with an unaffiliated party for the purchase of a secondhand Panamax vessel, the Santa Barbara, which was renamed Exelixsea, for a gross purchase price of $17,815. The vessel was delivered to the Company on August 29, 2023. The acquisition of the vessel was financed with cash on hand and $15,000 allocated from the August 2022 Entrust Facility (Note 7).

On February 7, 2023, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Kamsarmax vessel, the Liberty K which was renamed Oasea, for a gross purchase price of $19,500. The vessel was delivered to the Company on March 27, 2023. The acquisition of the vessel was financed with cash on hand at delivery and subsequently through the sale and leaseback transaction entered into with Neptune Maritime Leasing Limited on March 31, 2023 (Note 7).

On February 7, 2023, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Kamsarmax vessel, the Hampton Bay which was renamed Cretansea, for a gross purchase price of $19,675. The vessel was delivered to the Company on April 26, 2023. The acquisition of the vessel was financed with cash on hand and through the sale and lease back transaction entered into with Neptune Maritime Leasing Limited on April 26, 2023 (Note 7).

On December 27, 2022, the Company entered into an agreement with an affiliated party for the purchase of a secondhand Capesize vessel, the Goodship, for a gross purchase price of $17,500. On December 28, 2022, the Company paid an advance of $6,125 according to terms of the agreement and it is included in “Advances for vessels acquisitions from related parties” in the consolidated balance sheet as of December 31, 2022. On February 10, 2023, the Company took delivery of the vessel. The acquisition of the vessel was financed with cash on hand and $7,000 allocated from the August 2022 Entrust Facility (Note 7).

On December 27, 2022, the Company entered into an agreement with an affiliated party for the purchase of a secondhand Capesize vessel, the Tradership, for a gross purchase price of $18,750. On December 28, 2022, the Company paid an advance of $6,563 according to terms of the agreement and it is included in “Advances for vessels acquisitions from related parties” in the consolidated balance sheet as of December 31, 2022. On February 28, 2023, the Company took delivery of the vessel. The acquisition of the vessel was financed with cash on hand and $8,200 allocated from the August 2022 EnTrust Facility (Note 7).

On July 11, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Aframax oil tanker, the Parosea, for a gross purchase price of $20,250. The vessel was delivered to the Company on August 10, 2022. The acquisition of the vessel was financed with cash on hand and through the August 2022 EnTrust Facility (Note 7).
On July 11, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Aframax oil tanker, the Bluesea, for a gross purchase price of $20,250. The vessel was delivered to the Company on August 12, 2022. The acquisition of the vessel was financed with cash on hand and through the August 2022 EnTrust Facility (Note 7).
On July 11, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand LR2 product tanker vessel, the Minoansea, for a gross purchase price of $19,000. On August 30, 2022, the Company entered into an addendum to the original agreement to deduct $25 of the gross purchase price. The vessel was delivered to the Company on August 30, 2022. The acquisition of the vessel was financed with cash on hand and through the August 2022 EnTrust Facility (Note 7).
On July 11, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand LR2 product tanker vessel, the Epanastasea, for a gross purchase price of $20,000. On September 1, 2022, the Company entered into an addendum to the original agreement to deduct $181 of the gross purchase price. The vessel was delivered to the Company on September 2, 2022. The acquisition of the vessel was financed with cash on hand and through the August 2022 EnTrust Facility (Note 7).
The Epanastasea was acquired with a below-market time charter. The value of the below-market time charter of $146 was recognized as an addition to “Vessels, net” in the consolidated balance sheet.
For the years ended December 31, 2023 and 2022, an amount of $635 and $1,208, respectively, of expenditures related to vessels’ acquisition cost were capitalized and will be depreciated over the remaining useful life of each vessel. Amounts paid for these expenditures are included in “Vessels’ acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statement of cash flows.
During the years ended December 31, 2023 and 2022, an amount of $1,176 and $NIL, respectively, of expenditures were capitalized that concern improvements on vessels performance and meeting environmental standards. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.

Vessel contribution

On July 6, 2022, Seanergy contributed the vessel-owning subsidiary of the Gloriuship to United (Note 3).

Gain on sale of vessels, net
On May 5, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the Epanastasea for a gross sale price of $37,500. The vessel was delivered to her new owners on August 10, 2023. A gain on sale of vessel net of sale expenses amounting to $11,804 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.

On September 24, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the Parosea for a gross sale price of $31,250. The vessel was delivered to her new owners on November 8, 2022. A gain on sale of vessel net of sale expenses amounting to $9,215 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.
On September 24, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the Bluesea for a gross sale price of $31,250. The vessel was delivered to her new owners on December 1, 2022. A gain on sale of vessel net of sale expenses amounting to $9,175 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.
On December 12, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the Minoansea for a gross sale price of $39,000. The vessel was delivered to her new owners on December 22, 2022. A gain on sale of vessel net of sale expenses amounting to $17,705 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.